Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank
At December 31, advances from the Federal Home Loan Bank were as follows:

	2017	2016
	(In thousands)
Maturities March 2018 through August 2025, primarily at fixed rates ranging from 3.15% to 6.65%, averaging 5.15%	$200	$––
Cash Management advances maturities in March 2018 at floating rates averaging 1.52%	9,822	––
Cash Management advances maturities January 2017 through March 2017 at floating rates averaging 0.74%	––	19,500
Maturities January 2017 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.93%	––	20,355
	$10,022	$39,855

Required Annual Principal Payments on Federal Home Loan Bank Advances
At December 31, 2017 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2018	$9,919
2019	38
2020	15
2021	15
2022	15
Thereafter	20

$10,022

Summary of Information Concerning Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2017	2016
	(Dollars in thousands)

Balance outstanding at year end	$10,022	$9,393
Average daily balance during the year	$13,578	$11,058
Average interest rate during the year	0.28%	0.12%
Maximum month-end balance during the year	$17,033	$14,200
Weighted-average interest rate at year end	0.28%	0.12%

Schedule of Repurchase Agreements
The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement
(In thousands)

June 30, 2018	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S. government agencies	$12,346	$—	$—	$—	$12,346

Total	$12,346	$—	$—	$—	$12,346

December 31, 2017	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S. government agencies	$11,085	$—	$—	$—	$11,085

Total	$11,085	$—	$—	$—	$11,085

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)
December 31, 2017	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S government agencies	$10,022	$––	$––	$––	$10,022
Total	$10,022	$––	$––	$––	$10,022

(In thousands)
December 31, 2016	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S. government agencies	$9,393	––	––	––	9,393

Total	$9,393	$––	$––	$––	$9,393